ACQUISITIONS - Geo Impex Acquisition (Details) - USD ($)	Nov. 03, 2025	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net assets acquired
Goodwill		$ 2,604,288	$ 5,216,788	$ 1,728,108	$ 2,246,619
Global Impex LLC
ACQUISITIONS
Percentage of voting interest held by NCI	13.78%
Global Impex LLC
ACQUISITIONS
Percentage of voting interest acquired	86.22%
Non-controlling interest	$ 984,025
Business combination, number of shares issued	1,040,625
Consideration transferred, equity interests issued and issuable	$ 10,656,000
Business combination, value of promissory considered	788,900
Total purchase consideration	11,444,900
Net assets acquired
Cash	1,796
Prepaid expenses and other assets	35,425
Property and equipment, net	16,687,788
Total assets acquired	16,725,009
Deferred tax liability	4,005,177
Accounts payable	8,462
Debt, net of current portion	282,446
Total liabilities assumed	4,296,085
Net assets acquired	12,428,924
Goodwill	0
Non-controlling interest	$ 984,025